Segment and Geographical Area Information, Financial Information by Operating Segment Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011
Net Sales:
Total net sales	$ 365.4		$ 322.6
Segment Operating Income (Loss):
Total operating income (loss)	46.2		19.8
Interest expense	(4.1)		(4.5)
Other income (expense), net	0.7		1.7
Income before income taxes	42.8		17.0
Depreciation and Amortization:
Depreciation and amortization	6.3		6.3
Capital expenditures:
Capital expenditures	9.0		6.2
Income Taxes Paid:
Income taxes paid	0.2		0.1
Segment assets:
Total assets	1,390.3				1,320.6
Fabricated Products
Net Sales:
Total net sales	365.4		322.6
Segment Operating Income (Loss):
Total operating income (loss)	54.1	[1],[2]	27.0	[1],[2]
Depreciation and Amortization:
Depreciation and amortization	6.2		6.2
Capital expenditures:
Capital expenditures	8.8		6.2
Segment assets:
Total assets	647.6				637.0
Fabricated Products | United States
Income Taxes Paid:
Income taxes paid	0		0.1
Fabricated Products | Canada
Income Taxes Paid:
Income taxes paid	0.2		0
All Other
Segment Operating Income (Loss):
Total operating income (loss)	(7.9)	[3]	(7.2)	[3]
Depreciation and Amortization:
Depreciation and amortization	0.1		0.1
Capital expenditures:
Capital expenditures	0.2		0
Segment assets:
Total assets	$ 742.7	[4]			$ 683.6	[4]

[1]	Fabricated Products segment results for the quarter ended March 31, 2012 include non-cash mark-to-market gains (losses) on primary aluminum, natural gas and electricity hedging activities totaling $5.2, $(1.2) and $(0.9), respectively. Fabricated Products segment results for the quarter ended March 31, 2011 include non-cash mark-to-market gains on primary aluminum and natural gas hedging activities totaling $3.1 and $1.2, respectively. For further discussion regarding mark-to-market matters, see Note 10.
[2]	Operating results in the Fabricated Products segment for the quarters ended March 31, 2012 and March 31, 2011 included LIFO inventory (benefits) charges of $(2.9) and $14.9, respectively.
[3]	Operating results in All Other represent operating expenses in the Corporate and Other business unit.
[4]	Assets in All Other represent primarily all of the Company’s cash and cash equivalents, financial derivative assets, net assets in respect of VEBAs and net deferred income tax assets.